5. EQUITY TRANSACTIONS (Details - Warrant activity) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Warrants outstanding, beginning balance	1,430,738	1,414,190
Warrants granted	746,657	806,478
Warrants exercised	(12,049)	(590,659)
Warrants cancelled/forfeited	(1,252)	(199,271)
Warrants outstanding, ending balance	2,164,094	1,430,738
Warrants exercisable	2,164,094	1,430,738
Outstanding, Weighted Average Exercise Price	$ 6.84	$ 5.00
Granted, Weighted Average Exercise Price	6.30	8.46
Exercised, Weighted Average Exercise Price	2.15	4.29
Cancelled/Forfeited, Weighted Average Exercise Price	2.10	7.11
Outstanding Weighted Average Exercise Price	6.68	6.84
Exercisable, Weighted Average Exercise Price	6.68	6.84
Warrants Weighted average estimated fair value of warrants granted	$ 5.11	$ 11.83